                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5567
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                       MFS INTERMEDIATE HIGH INCOME FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INTERMEDIATE HIGH INCOME FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 126.3%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 6.3%, 2014 (n)                                                                 $  640,000        $    611,200
-------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 6.875%, 2013                                                                355,000             347,900
-------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (n)                                              500,000             495,000
-------------------------------------------------------------------------------------------------------------------------------
Sequa Corp., 9%, 2009                                                                               255,000             263,925
-------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%, 2011                                                          340,000             329,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,047,825
-------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Broder Brothers Co., 11.25%, 2010                                                                $  260,000        $    223,600
-------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., FRN, 8.784%, 2014                                                                220,000             219,725
-------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                     645,000             667,575
-------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 7.25%, 2011                                                              350,000             352,188
-------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 8.125%, 2013                                                              60,000              61,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,524,288
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 5.7%
-------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.125%, 2015                                                                 $  265,000        $    247,775
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                          88,000              66,000
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                     345,000             318,375
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                                            1,250,000           1,237,921
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 7.8%, 2012                                                               710,000             654,124
-------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  825,000             662,063
-------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 8.625%, 2011 (n)                                                        107,000             108,669
-------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                                244,000             252,540
-------------------------------------------------------------------------------------------------------------------------------
J.B. Poindexter & Co., 8.75%, 2014                                                                  260,000             226,200
-------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                                  465,000             432,450
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  4,206,117
-------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 7.735%, 2015                                                                $  170,000        $    164,900
-------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 7.125%, 2017                                                                   170,000             164,900
-------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875%, 2012                                                                          158,000             159,185
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    488,985
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 7.8%
-------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                       $  425,000        $    415,438
-------------------------------------------------------------------------------------------------------------------------------
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                              400,000             396,000
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.9%, 2015                                                      300,000             222,000
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2016                                                      505,000             378,750
-------------------------------------------------------------------------------------------------------------------------------
CMP Susquehanna Corp., 10.125%, 2014                                                                355,000             328,375
-------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                                460,000             435,850
-------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                                 640,000             669,600
-------------------------------------------------------------------------------------------------------------------------------
Intelsat Corp., 9%, 2014                                                                            226,000             229,955
-------------------------------------------------------------------------------------------------------------------------------
Intelsat Corp., 0% to 2010, 9.25% to 2015                                                           310,000             251,100
-------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625%, 2015                                                                     360,000             343,800
-------------------------------------------------------------------------------------------------------------------------------
LBI Media, Inc., 8.5%, 2017 (n)                                                                     210,000             206,063
-------------------------------------------------------------------------------------------------------------------------------
Local TV Finance LLC, 9.25%, 2015 (n)(p)                                                            370,000             338,550
-------------------------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., 7.75%, 2016                                                                   410,000             390,013
-------------------------------------------------------------------------------------------------------------------------------
Quebecor World, Inc., 9.75%, 2015 (n)                                                               250,000             235,000
-------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                                  920,000             876,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  5,716,794
-------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 11%, 2012                                                                 $  345,000        $    341,550
-------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                $  320,000        $    200,000
-------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                   250,000             216,250
-------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                                  320,000             268,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    685,050
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                 $  350,000        $    340,375
-------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 10.75%, 2016 (n)                                                             175,000             181,563
-------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., 9.75%, 2015 (n)                                                               400,000             380,000
-------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 9.125%, 2013                                                            275,000             283,938
-------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                            440,000             453,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,639,076
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 4.0%
-------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375%, 2014                                                     $  330,000        $    313,500
-------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                                 325,000             311,188
-------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92%, 2014                                                                     770,000             646,800
-------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                       285,000             279,300
-------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625%, 2011                                                                    585,000             576,225
-------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625%, 2018                                                                    140,000             128,450
-------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                     101,000             101,000
-------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                                      42,000              42,000
-------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holding N.V., 0% to 2008, 11.5% to 2014(n)                                            368,000             349,600
-------------------------------------------------------------------------------------------------------------------------------
Virginia Media Finance PLC, 8.75%, 2014                                                             180,000             182,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,930,313
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Chemtura Corp., 6.875%, 2016                                                                     $  400,000        $    365,000
-------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 6.875%, 2013 (n)                                                   EUR  200,000             272,500
-------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875%, 2014                                                         $  370,000             386,650
-------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings PLC, 8.5%, 2016 (n)                                                            265,000             243,800
-------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014                                                  340,000             283,900
-------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8%, 2014                                                                     250,000             271,875
-------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 6.875%, 2017                                                                 350,000             378,875
-------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              400,000             382,000
-------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                        445,000             456,125
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,040,725
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Syniverse Technologies, Inc., 7.75%, 2013                                                        $  260,000        $    240,500
-------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
ESCO Corp., 8.625%, 2013 (n)                                                                     $  205,000        $    200,900
-------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.5%, 2014                                                                540,000             510,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    711,200
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.9%
-------------------------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                                                  $  330,000        $    308,550
-------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                           325,000             315,250
-------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc., 8%, 2012                                                                    325,000             294,125
-------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                        435,000             434,456
-------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017                                                                            425,000             397,375
-------------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (n)                                                                   595,000             532,525
-------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (n)                                                                      225,000             189,563
-------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (n)                                                                    130,000              95,713
-------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.375%, 2014                                                            50,000              50,250
-------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75%, 2016                                                            205,000             193,213
-------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                               485,000             458,325
-------------------------------------------------------------------------------------------------------------------------------
Visant Corp., 7.625%, 2012                                                                          345,000             345,863
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,615,208
-------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 10.25%, 2016                                                       $  355,000        $    340,800
-------------------------------------------------------------------------------------------------------------------------------
Crown Americas LLC, 7.75%, 2015                                                                     530,000             535,300
-------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   900,000             922,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,798,600
-------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                           $  200,000        $    189,500
-------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.375%, 2015                                                              310,000             299,925
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    489,425
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                                      $  420,000        $    386,400
-------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 9.125%, 2014                                                         520,000             465,400
-------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016                                                        860,000             748,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,600,000
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.2%
-------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                         $  370,000        $    333,000
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                                 370,000             374,625
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                               270,000             258,188
-------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 7.125%, 2017                                                                    190,000             185,250
-------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2011                                                                          220,000             224,400
-------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 9%, 2016 (n)                                                                   410,000             415,125
-------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                      230,000             217,925
-------------------------------------------------------------------------------------------------------------------------------
OPTI Canada, Inc., 8.25%, 2014 (n)                                                                  325,000             329,063
-------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                       470,000             427,700
-------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           325,000             310,375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,075,651
-------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                               $  500,000        $    520,000
-------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375%, 2014                                                              330,000             290,400
-------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0% to 2009, 9.5% to 2014                                                        365,000             258,238
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,068,638
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                    $  770,000        $    686,732
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                           925,000             830,987
-------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 7.125%, 2008                                                                80,000              66,800
-------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 7.5%, 2012                                                                  40,000              30,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,614,919
-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015                                                                        $  500,000        $    498,125
-------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., 7%, 2016                                                                            295,000             271,400
-------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., 8.625%, 2009                                                                   292,000             284,700
-------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC, 9.25%, 2015 (z)                                                         370,000             341,325
-------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc., 0% to 2008, 10.5% to 2012                                                 315,000             303,188
-------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.75%, 2017                                                                 350,000             351,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,050,488
-------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 3.6%
-------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Co., 8.375%, 2015                                                           $  380,000        $    298,300
-------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125%, 2014                                                                     190,000             174,800
-------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc., 6.5%, 2013                                                                           500,000             387,500
-------------------------------------------------------------------------------------------------------------------------------
Canada Paper Corp., 8.625%, 2011                                                                    190,000             167,200
-------------------------------------------------------------------------------------------------------------------------------
Domtar Corp., 7.125%, 2015                                                                          370,000             344,100
-------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8%, 2024                                                                     425,000             399,500
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                                395,000             386,113
-------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc., 7.375%, 2014                                                                    130,000             122,200
-------------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 10%, 2012                                                                            195,000             201,825
-------------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 12%, 2013                                                                            190,000             198,550
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,680,088
-------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 9.8%
-------------------------------------------------------------------------------------------------------------------------------
Chukchansi Economic Development Authority, FRN, 8.86%, 2012 (z)                                  $  275,000        $    275,688
-------------------------------------------------------------------------------------------------------------------------------
Circus & Eldorado Joint Venture, 10.125%, 2012                                                      300,000             313,500
-------------------------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                              310,000             265,825
-------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Group Ltd., 9.875%, 2012 (n)                                                   350,000             355,250
-------------------------------------------------------------------------------------------------------------------------------
Global Cash Access, Inc., 8.75%, 2012                                                               332,000             336,980
-------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                                315,000             315,000
-------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                           510,000             382,500
-------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                                          570,000             437,475
-------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7%, 2014                                                               240,000             208,200
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Entertainment, Inc., 9.75%, 2014                                                             365,000             364,088
-------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., 6.375%, 2015                                                                 680,000             646,000
-------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 7.5%, 2016                                                                      1,210,000           1,194,875
-------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                            95,000              95,475
-------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)                                                        605,000             562,650
-------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.625%, 2018                                                                 875,000             704,375
-------------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    475,000             351,500
-------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                    450,000             435,375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  7,244,756
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co., 8.625%, 2017                                                                $  240,000        $    247,800
-------------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc., 7%, 2017 (n)                                                                      425,000             412,250
-------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                          395,000             395,000
-------------------------------------------------------------------------------------------------------------------------------
GrafTech International, Ltd., 10.25%, 2012                                                           99,000             103,455
-------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   500,000             502,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,661,005
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Crum & Forster Holdings Corp., 7.75%, 2017                                                       $  635,000        $    600,075
-------------------------------------------------------------------------------------------------------------------------------
Hub International Holdings, Inc., 10.25%, 2015 (n)                                                  355,000             323,050
-------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                                 255,000             233,325
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,156,450
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                             $  500,000        $    505,000
-------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 7.125%, 2013                                                                   165,000             160,463
-------------------------------------------------------------------------------------------------------------------------------
Rental Service Corp., 9.5%, 2014                                                                    470,000             460,013
-------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                   210,000             216,300
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,341,776
-------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.8%
-------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                                        $  425,000        $    387,813
-------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 8.875%, 2015 (n)                                                    850,000             848,938
-------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015                                                                     355,000             339,025
-------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                           380,000             372,400
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                             450,000             366,750
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                          790,000             811,725
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.625%, 2016 (n)(p)                                                                      530,000             547,888
-------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016                                                                     300,000             309,000
-------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.75%, 2013                                                                         220,000             204,600
-------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                            340,000             333,200
-------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology Holdings, Inc., 9.797%, 2012 (n)                                                      265,000             245,125
-------------------------------------------------------------------------------------------------------------------------------
VWR Funding, Inc., 10.25%, 2015 (n)                                                                 250,000             232,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  4,998,964
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.9%
-------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                            $  395,000        $    373,769
-------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 605,000             692,725
-------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                  40,000              38,300
-------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                                  825,000             878,625
-------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                     435,000             392,588
-------------------------------------------------------------------------------------------------------------------------------
Noranda Aluminum Holding Corp., 11.14%, 2014 (p)(z)                                                 355,000             323,050
-------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                  180,000             181,350
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,880,407
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011                                      $  575,000        $    676,700
-------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "A-1", 6.706%, 2046                                    425,000             384,778
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,061,478
-------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 2.5%
-------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 7.625%, 2012 (z)                                                 $2,000,000        $  1,880,000
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                               $  300,000        $    288,000
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                         $  270,000        $    267,975
-------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 6.8%, 2015                                                             130,000             134,153
-------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.875%, 2014                                                                         325,000             327,924
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)                              210,000             215,154
-------------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP, 6.875%, 2014                                                           315,000             294,525
-------------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP, 8.5%, 2016                                                             150,000             149,250
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 6.375%, 2010 (n)                                                               935,000             937,338
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.125%, 2012                                                                   140,000             150,150
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.75%, 2031                                                                    215,000             223,063
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    285,000             324,188
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,023,720
-------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7%, 2015                                                                  $  395,000        $    379,200
-------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.875%, 2027                                                           325,000             304,688
-------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)                                                EUR   240,000             330,270
-------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)                                                 $  225,000             205,313
-------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. " B", 7.5%, 2014                                           250,000             245,625
-------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                           515,000             557,488
-------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.5%, 2014                                                                             145,000             148,625
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     330,000             341,550
-------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      510,000             532,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,045,709
-------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                        $  400,000        $    366,000
-------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                                            290,000             292,900
-------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014                                                             220,000             222,200
-------------------------------------------------------------------------------------------------------------------------------
Seitel, Inc., 9.75%, 2014 (n)                                                                       220,000             202,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,084,050
-------------------------------------------------------------------------------------------------------------------------------
OILS - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Petroplus Finance Ltd., 6.75%, 2014 (n)                                                          $   75,000        $     69,750
-------------------------------------------------------------------------------------------------------------------------------
Petroplus Finance Ltd., 7%, 2017 (n)                                                                 75,000              69,000
-------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp., 6.625%, 2015                                                                          345,000             340,256
-------------------------------------------------------------------------------------------------------------------------------
United Refining Co., 10.5%, 2012 (n)                                                                210,000             212,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    691,631
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Elan Finance PLC, 8.875%, 2013                                                                   $  500,000        $    490,000
-------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc., 6.375%, 2015                                                              385,000             385,000
-------------------------------------------------------------------------------------------------------------------------------
Rotavax LLC, 10.62%, 2014 (z)                                                                       258,431             242,925
-------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                  401,000             399,998
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,517,923
-------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                   $  590,000        $    598,850
-------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 4.7%
-------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                    $  400,000        $    352,000
-------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                    739,000             779,645
-------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             250,000             230,625
-------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016                                                                              765,000             755,438
-------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10%, 2014                                                                       60,000              61,500
-------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                                      750,000             504,375
-------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75%, 2016 (n)                                                       510,000             459,000
-------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                  290,000             297,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,439,833
-------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc., 7.5%, 2014                                                    $  260,000        $    252,200
-------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                      410,000             424,350
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    676,550
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Rouse Co. LP, 6.75%, 2013 (z)                                                                    $  350,000        $    346,500
-------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.5%, 2014                                                                       $  290,000        $    223,300
-------------------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc., 11.25%, 2014                                                                 190,000             181,450
-------------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc., 7.5%, 2014                                                              175,000             175,219
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    579,969
-------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc., 8%, 2014                                                          $  360,000        $    343,800
-------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc., 7.625%, 2017 (n)                                                     155,000             142,600
-------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 7%, 2014                                                                          140,000             131,775
-------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.36%, 2013                                                                   85,000              79,900
-------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                   140,000             128,800
-------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                        65,000              63,700
-------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.375%, 2015 (n)                                                                    565,000             514,150
-------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings. Inc., 9.25%, 2014                                                            100,000              98,500
-------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                    380,000             361,000
-------------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 7.75%, 2016                                                                365,000             348,575
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,212,800
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
INVISTA, 9.25%, 2012 (n)                                                                         $  285,000        $    296,400
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (n)                                                           $  300,000        $    260,250
-------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.5%, 2017 (n)                                                              155,000             114,700
-------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                            190,000             184,775
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    559,725
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.9%
-------------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375%, 2014                                                       $  610,000        $    597,800
-------------------------------------------------------------------------------------------------------------------------------
Digicel Group Ltd., 9.125%, 2015 (z)                                                                 25,362              23,176
-------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.375%, 2011                                                           400,000             423,000
-------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 9.875%, 2012                                                           510,000             548,250
-------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                            585,000             576,225
-------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                                                     210,000             221,369
-------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., FRN, 11.1%, 2012                                                              320,000             329,600
-------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., FRN, 8.36%, 2013 (n)                                                          355,000             362,100
-------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                       500,000             537,113
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,618,633
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                       $  160,000        $    165,004
-------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.995%, 2036                                                                          160,000             165,799
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    330,803
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Alliance One International, Inc., 8.5%, 2012 (n)                                                 $  295,000        $    293,525
-------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.625%, 2016                                                               345,000             361,314
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    654,839
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 2.7%
-------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                        $  375,000        $    388,125
-------------------------------------------------------------------------------------------------------------------------------
Navios Maritime Holdings, Inc., 9.5%, 2014                                                          370,000             377,863
-------------------------------------------------------------------------------------------------------------------------------
Quality Distribution, Inc., 9%, 2010                                                                265,000             245,125
-------------------------------------------------------------------------------------------------------------------------------
Ship Finance International Ltd., 8.5%, 2013                                                         440,000             446,600
-------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                                520,000             514,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,972,513
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.8%
-------------------------------------------------------------------------------------------------------------------------------
AES Corp., 7.75%, 2014                                                                           $  495,000        $    490,050
-------------------------------------------------------------------------------------------------------------------------------
Calpine Generating Co. LLC, 14.37%, 2011 (d)                                                        235,000              82,838
-------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 7.125%, 2018                                                                 540,000             480,600
-------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7%, 2017 (n)                                                                 905,000             855,205
-------------------------------------------------------------------------------------------------------------------------------
Intergen N.V., 9%, 2017 (n)                                                                         180,000             182,700
-------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             435,000             432,825
-------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                       225,000             222,750
-------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      365,000             360,438
-------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017                                                                      245,000             240,713
-------------------------------------------------------------------------------------------------------------------------------
NSG Holdings LLC, 7.75%, 2025 (z)                                                                   335,000             325,369
-------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7.875%, 2017                                                                  625,000             610,938
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  4,284,426
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $ 93,013,150
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                6,800        $    177,412
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc.                                                                               3,900             143,130
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    320,542
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co.                                                                              3,100        $     39,680
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                           3,200        $     82,400
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                               2,200        $     70,972
-------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                        4,700             159,424
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    230,396
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                         1,400        $    122,864
-------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                               4,100        $     76,793
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Fairline Management Corp.                                                                             8,000        $          0
-------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                   900        $     45,612
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    800              35,616
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $     81,228
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                   3,600        $    111,600
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                     1,200        $     74,148
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                     16,800        $    239,904
-------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Quality Distribution, Inc. (z)                                                                        2,687        $     26,064
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $  1,405,619
-------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.8% (g)(r)
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Holdings Syndicated Loan, 12.61%, 2007                                          $  608,600        $    604,035
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                        $    604,035
-------------------------------------------------------------------------------------------------------------------------------

                                                               STRIKE PRICE    FIRST EXERCISE
-------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc. (a)(z)                            $ 45.24        9/16/00              600        $        390
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Jazztel PLC (a)(z)                                               EUR  34.10        6/28/00              350        $          0
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                   $        390
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Virginia Media Finance PLC, 8.75%, 2014                                                       EUR   160,000        $    218,000
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.0%
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.15%, due 9/04/07 (y)                                           $2,943,000        $  2,941,737
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.3%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.3%, dated 8/31/07, due 9/04/07, total to be received $2,414,421
  (secured by various U.S. Treasury and Federal Agency obligations and Mortgage
  Backed securities in a jointly traded account)                                                 $2,413,000        $  2,413,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $100,595,931
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (36.6)%                                                                            (26,936,928)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $ 73,659,003
-------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of August 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $92,988,635 and 92.44% of market value. An independent pricing service provided an evaluated bid for
    91.77% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,898,177, representing 28.4% of net assets.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                 ACQUISITION      ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                DATE             COST       MARKET VALUE    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Chukchansi Economic Development Authority, FRN, 8.86%, 2012        1/10/06           $282,562      $  275,688
Digicel Group Ltd., 9.125%, 2015                               2/22/07-7/02/07         25,362          23,176
Dow Jones CDX High Yield Index, 7.625%, 2012                       5/07/07          1,988,750       1,880,000
Jazztel PLC                                                       11/29/00                602               -
Noranda Aluminum Holding Corp., 11.14%, 2014                       6/04/07            351,450         323,050
NSG Holdings LLC, 7.75%, 2025                                  3/06/07-3/14/07        337,625         325,369
Orascom Telecom Finance S.C.A., 7.875%, 2014                       2/01/07            225,000         205,313
Pinnacle Foods Finance LLC, 9.25%, 2015                        3/21/07-3/22/07        370,187         341,325
Quality Distribution, Inc.                                        12/28/06                  -          26,064
Rotavax LLC, 10.62%, 2014                                      6/06/06-2/06/07        258,442         242,925
Rouse Co. LP, 6.75%, 2013                                      5/02/06-6/19/06        348,361         346,500
XM Satellite Radio Holdings, Inc.                              3/29/00-7/11/00         69,923             390
---------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        $3,989,800       5.4%
                                                                                                   ========================

The following abbreviations are used in this report and are defined:

CLN      Credit-Linked Note
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR      Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE HIGH INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows

Aggregate Cost                                                                      103,966,499
                                                                                    ===========
Gross unrealized appreciation                                                           819,429
Gross unrealized depreciation                                                        (4,189,997)
                                                                                    -----------
      Net unrealized appreciation (depreciation)                                     (3,370,568)
                                                                                    ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 8/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                    NET UNREALIZED
                                CONTRACTS TO      SETTLEMENT                          CONTRACTS     APPRECIATION
    TYPE         CURRENCY     DELIVER/RECEIVE     DATE RANGE     IN EXCHANGE FOR       AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
DEPRECIATION
------------
     Buy            EUR               353,104      9/19/2007        $  482,221       $  481,523            $  (698)
     Sell           EUR               990,000      9/19/2007         1,343,303        1,350,047             (6,744)
                                                                                                           -------
                                                                                                           $(7,442)
                                                                                                           =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.